Leases (Details) - Schedule of maturities of operating lease liabilities $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2023	$ 7,561
2024	4,430
2025	2,180
2026	1,678
2027 and thereafter	2,879
Total operating lease payments	18,728
Less: imputed interest	(889)
Present value of lease liabilities	$ 17,839